Mineral Stream Interests	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Mineral Stream Interests
10.	Mineral Stream Interests

	Year Ended December 31, 2021

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2021
(in thousands)	Balance Jan 1, 2021	Additions (Reductions)	Balance Dec 31, 2021	Balance Jan 1, 2021	Depletion	Impairment Reversal	Balance Dec 31, 2021

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(550,532)	$(71,405)	$-	$(621,937)	$2,437,939
Sudbury 2	623,864	-	623,864	(302,848)	(13,847)	-	(316,695)	307,169
Constancia	136,058	4,000	140,058	(30,489)	(5,780)	-	(36,269)	103,789
San Dimas	220,429	-	220,429	(38,227)	(15,479)	-	(53,706)	166,723
Stillwater 3	239,352	-	239,352	(15,042)	(4,525)	-	(19,567)	219,785
Other 4	402,232	359,102	761,334	(394,706)	(1,836)	-	(396,542)	364,792

	$4,681,811	$363,102	$5,044,913	$(1,331,844)	$(112,872)	$-	$(1,444,716)	$3,600,197

Silver interests
Peñasquito	$524,626	$-	524,626	$(174,054)	$(28,554)	$-	$(202,608)	$322,018
Antamina	900,343	-	900,343	(273,409)	(46,882)	-	(320,291)	580,052
Constancia	302,948	-	302,948	(85,904)	(11,160)	-	(97,064)	205,884
Other 5	1,281,228	157,746	1,438,974	(806,253)	(39,526)	-	(845,779)	593,195

	$3,009,145	$157,746	$3,166,891	$(1,339,620)	$(126,122)	$-	$(1,465,742)	$1,701,149

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(22,332)	$(8,559)	$-	$(30,891)	$232,830

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(165,912)	$(12,606)	$156,717	$(21,801)	$371,621

	$8,348,099	$520,848	$8,868,947	$(2,859,708)	$(260,159)	$156,717	$(2,963,150)	$5,905,797

1)
Includes cumulative impairment charges to December 31, 2021 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest -
 $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million. Refer to Note 11 for more information.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont, 777, Marmato, Santo Domingo, Fenix and Blackwater gold interests.
5)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont, 777, Marmato, Cozamin and Blackwater silver interests.
6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2020

	Cost			Accumulated Depletion & Impairment 1			Carrying Amount Dec 31, 2020
(in thousands)	Balance Jan 1, 2020	Additions (Reductions)	Balance Dec 31, 2020	Balance Jan 1, 2020	Depletion	Balance Dec 31, 2020

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(454,619)	$(95,913)	$(550,532)	$2,509,344
Sudbury 2	623,864	-	623,864	(279,821)	(23,027)	(302,848)	321,016
Constancia	136,058	-	136,058	(25,652)	(4,837)	(30,489)	105,569
San Dimas	220,429	-	220,429	(26,062)	(12,165)	(38,227)	182,202
Stillwater 3	239,352	-	239,352	(9,358)	(5,684)	(15,042)	224,310
Other 4	402,232	-	402,232	(389,064)	(5,642)	(394,706)	7,526

	$4,681,811	$-	$4,681,811	$(1,184,576)	$(147,268)	$(1,331,844)	$3,349,967

Silver interests
Peñasquito	$524,626	$-	$524,626	$(149,924)	$(24,130)	$(174,054)	$350,572
Antamina	900,343	-	900,343	(231,533)	(41,876)	(273,409)	626,934
Constancia	302,948	-	302,948	(74,761)	(11,143)	(85,904)	217,044
Other 5	1,283,054	(1,826)	1,281,228	(795,361)	(10,892)	(806,253)	474,975

	$3,010,971	$(1,826)	$3,009,145	$(1,251,579)	$(88,041)	$(1,339,620)	$1,669,525

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(13,752)	$(8,580)	$(22,332)	$241,389

Cobalt interests
Voisey’s Bay	$393,422	$-	$393,422	$(165,912)	$-	$(165,912)	$227,510

	$8,349,925	$(1,826)	$8,348,099	$(2,615,819)	$(243,889)	$(2,859,708)	$5,488,391

1)
Includes cumulative impairment charges to December 31, 2020 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont, 777, and Marmato gold interests.
5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont, Cozamin, Marmato and 777 silver interests. During the third quarter of 2020, Wheaton agreed to modify the Keno Hill PMPA as it relates to the delivery payment per ounce of silver in exchange for 2 million common share purchase warrants from Alexco. The fair value of these warrants have been reflected as a reduction to the cost base of the Keno Hill silver interest.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	December 31, 2021			December 31, 2020

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,045,466	$392,473	$2,437,939	$2,085,359	$423,985	$2,509,344
Sudbury 1	244,109	63,060	307,169	269,834	51,182	321,016
Constancia	96,808	6,981	103,789	97,539	8,030	105,569
San Dimas	60,574	106,149	166,723	73,514	108,688	182,202
Stillwater 2	196,853	22,932	219,785	199,616	24,694	224,310
Other 3	28,025	336,767	364,792	7,526	-	7,526

	$2,671,835	$928,362	$3,600,197	$2,733,388	$616,579	$3,349,967

Silver interests
Peñasquito	$237,720	$84,298	$322,018	$258,267	$92,305	$350,572
Antamina	232,977	347,075	580,052	279,859	347,075	626,934
Constancia	194,364	11,520	205,884	202,475	14,569	217,044
Other 4	272,620	320,575	593,195	98,383	376,592	474,975

	$937,681	$763,468	$1,701,149	$838,984	$830,541	$1,669,525

Palladium interests

Stillwater 2	$222,859	$9,971	$232,830	$231,747	$9,642	$241,389

Cobalt interests
Voisey’s Bay	$330,795	$40,826	$371,621	$203,436	$24,074	$227,510

	$4,163,170	$1,742,627	$5,905,797	$4,007,555	$1,480,836	$5,488,391

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Rosemont, 777, Marmato, Santo Domingo, Fenix and Blackwater gold interests.
4)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont, 777, Marmato, Cozamin and Blackwater silver interests.
Constancia – Pampacancha Additional Upfront Payment
On May 10, 2021, Wheaton and Hudbay agreed to amend the Constancia streaming agreement so that Hudbay would no longer be required to deliver an additional 8,020 ounces of gold to Wheaton for not mining four million tonnes of ore from Pampacancha by June 30, 2021. As part of that
amendment, Hudbay agreed to increase the fixed gold recoveries that apply to Constancia ore production from 55% to 70% during the reserve life of Pampacancha. Additionally, as Hudbay mined and processed four million tonnes of ore from the Pampacancha deposit by December 31, 2021, the Company was required to make an additional deposit payment of $4 million to Hudbay, which was paid on December 23, 2021.
Acquisition of Marmato Precious Metals Purchase Agreement
On November 5, 2020, the Company entered into an agreement with Aris Gold Corp. (“Aris Gold”) in respect to the Marmato mine located in Colombia. Under the terms of the PMPA with Aris Gold, the Company will acquire from Aris Gold 6.5% of the gold production and 100% of the silver production until 190,000 ounces of gold and 2.15 million ounces of silver have been delivered, after which the stream drops to 3.25% of the gold production and 50% of the silver production for the life of mine. Under the Marmato PMPA, the Company is required to pay Aris Gold total cash consideration of $110 million, $34 million of which has been paid as at December 31, 2021,
$4
million was paid on February 28, 2022, and the remaining portion of which is payable during construction of the Marmato Lower Mine project, subject to receipt of required permits and licenses, sufficient financing having been obtained to cover total expected capital expenditures, and other customary conditions. In addition, the Company will make ongoing payments equal to 18% of the spot gold and silver price until the market value of gold and silver delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit, and 22% of the spot gold and silver price thereafter.
Acquisition of Cozamin Precious Metals Purchase Agreement
On December 11, 2020, the Company entered into an agreement with Capstone Mining Corp. (“Capstone”) in respect to the Cozamin Mine located in Zacatecas, Mexico. The Company paid Capstone upfront cash consideration of $150 million upon closing, which occurred on February 19, 2021, for 50% of the silver production until 10 million ounces have been delivered, thereafter dropping to 33% of silver production for the life of the mine. In addition, Wheaton will make ongoing production payments for silver ounces delivered equal to 10% of the spot silver price.
Acquisition of Santo Domingo Precious Metals Purchase Agreement
On March 24, 2021, the Company entered into a PMPA with Capstone in respect to the Santo Domingo project located in the Atacama Region of Chile. Under the terms of the agreement, the Company will purchase an amount of gold equal to
 100% of the payable gold production until 285,000 ounces have been delivered, thereafter dropping to 67% of payable gold production for the life of the mine. The Company will pay Capstone a total upfront cash consideration of $290 million, $30 million of which was paid on April 21, 2021 and the remainder of which is payable during construction of the Santo Domingo project, subject to customary conditions being satisfied, including Capstone attaining sufficient financing to cover total expected capital expenditures. In addition, Wheaton will make ongoing production payments for gold ounces delivered equal to 18% of the spot gold price until the market value of gold delivered to the Company, net of the per ounce production payment, exceeds the initial upfront cash deposit, and 22% of the spot gold price thereafter.
Acquisition of Fenix Precious Metals Purchase Agreement
On November 15, 2021, the Company entered into a PMPA (the “Fenix PMPA”) with Rio2 Limited (“Rio2”) in respect of gold production from the Fenix Project located in Chile (the “Fenix Project”). Under the terms of the Fenix PMPA, the Company will acquire an amount of gold equal to
 6% of the gold production until 90,000 ounces have been
delivered,
4%
of the gold production until the delivery of a further
 140,000
ounces, and
 3.5%

gold production thereafter for the life of mine. In addition, under the Fenix PMPA, the Company will pay total upfront cash consideration of
$50 million, $25 million of which is payable upon closing, subject to certain conditions, and $25 million being payable subject to Rio2’s receipt of its Environmental Impact Assessment for the Fenix Project, and certain other conditions. In addition, the Company will make ongoing production payments equal to 18% of the spot price until the value of gold delivered, net of the production payment, is equal to the upfront consideration of $50 million, at which point the production payment will increase to 22% of the spot gold price.
Acquisition of Blackwater Precious Metals Purchase Agreements
On December 13, 2021, the Company entered into a PMPA (the “Blackwater Silver PMPA”) with Artemis Gold Inc. (“Artemis”) in respect of silver production from the Blackwater Project located in British Columbia in Canada (the “Blackwater Project”). Under the Blackwater Silver PMPA, Wheaton will acquire an amount of silver equal to
 50%
of the payable silver production until
 17.8
million ounces have been delivered and
 33%
of payable silver production thereafter for the life of the mine. The Company is committed to pay total upfront cash consideration of approximately
$141
million for this stream, payable in four equal installments during the construction of the Blackwater Project, subject to customary conditions. In addition, Wheaton will make ongoing cash payments equal to
 18%
of the spot silver price per ounce of silver delivered under the Blackwater Silver PMPA until the value of silver delivered, net of the per ounce production payment for silver, is equal to the upfront consideration of
 $141 million, and 22% of the spot price of silver thereafter.
Additionally, on December 13, 2021, the Company announced that it had entered into a definitive agreement to acquire the existing gold stream held by New Gold Inc. (“New Gold”) in respect of gold production from the Blackwater Project (the “Blackwater Gold PMPA”). Wheaton is entitled to purchase an amount of gold equal to
8% of the payable gold production until 279,908
ounces have been delivered, thereafter dropping to
 4%
of payable gold production for the life of the mine. The Company paid
$300
million to New Gold for the Blackwater Gold PMPA. In addition, Wheaton will make ongoing production payments equal to
35% of the spot gold price per ounce of gold delivered under the agreement.